Business segment information	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Business segment information
4.	Business segment information
The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating income or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its President and Chief Executive Officer.
The G&NS segment includes the production and sales of digital software and add-on
content, the network services businesses and the manufacture and sales of home gaming products. The Music segment includes the Recorded Music, Music Publishing and Visual Media and Platform businesses. The Pictures segment includes the Motion Pictures, Television Productions and Media Networks businesses. The ET&S segment includes the Imaging business, the Sound business, the Network Services business and the Displays business. The I&SS segment includes the image sensors business. All Other consists of various operating activities, including the disc manufacturing and recording media businesses. Sony’s products and services are generally unique to a single operating segment.
In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation and has been excluded from the reporting segments. Consequently, the figures for comparative periods have been re-presented
into continuing operations and discontinued operations. For further information on discontinued operations, refer to Note 33.
Segment sales:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Sales:
Game & Network Services -
Customers	4,172,994	4,543,571	4,570,053
Intersegment	94,740	126,473	115,598

Total	4,267,734	4,670,044	4,685,651
Music -
Customers	1,594,955	1,820,263	2,090,534
Intersegment	24,003	22,341	29,576

Total	1,618,958	1,842,604	2,120,110
Pictures -
Customers	1,486,717	1,498,534	1,486,296
Intersegment	6,333	7,410	12,994

Total	1,493,050	1,505,944	1,499,290
Entertainment, Technology & Services -
Customers	2,414,946	2,362,838	2,184,815
Intersegment	38,772	46,437	75,717

Total	2,453,718	2,409,275	2,260,532
Imaging & Sensing Solutions -
Customers	1,503,906	1,712,534	2,059,020
Intersegment	98,832	86,471	92,513

Total	1,602,738	1,799,005	2,151,533
All Other -
Customers	75,784	82,477	74,564
Intersegment	13,586	13,856	14,508

Total	89,370	96,333	89,072
Corporate and elimination	(265,531)	(288,288)	(326,568)

Consolidated total	11,260,037	12,034,917	12,479,620

Note:
G&NS intersegment amounts primarily consist of transactions with the ET&S segment. ET&S intersegment amounts primarily consist of transactions with the G&NS segment. I&SS intersegment amounts primarily consist of transactions with the G&NS segment and the ET&S segment. Corporate and elimination includes certain brand and patent royalty income.
Intersegment amounts in each segment, as well as Corporate and elimination, include transaction amounts with discontinued operations.
Segment profit (loss):

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Operating income (loss):
Game & Network Services	290,184	414,819	463,258
Music	301,662	357,255	446,986
Pictures	117,702	117,284	104,872
Entertainment, Technology & Services	187,399	190,926	158,584
Imaging & Sensing Solutions	193,541	261,147	357,318
All Other	1,600	(17,996)	(74,646)

Total	1,092,088	1,323,435	1,456,372
Corporate and elimination	(56,833)	(46,800)	(8,865)

Consolidated operating income	1,035,255	1,276,635	1,447,507
Financial income	125,597	139,024	76,041
Financial expenses	(65,766)	(72,461)	(101,174)

Consolidated income before income taxes	1,095,086	1,343,198	1,422,374

Operating income (loss) is sales less costs and expenses, and includes the share of profit (loss) of investments accounted for using the equity method.
Operating income (loss) in each segment, as well as Corporate and elimination, include transaction amounts with discontinued operations. Consolidated operating income and the items below Consolidated operating income do not include income and loss from discontinued operations.
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Share of profit (loss) of investments accounted for using the equity method:
Game & Network Services	922	823	871
Music	8,550	10,264	12,165
Pictures	(235)	(667)	(180)
Entertainment, Technology & Services	777	1,389	1,310
Imaging & Sensing Solutions	(4,023)	(1,318)	(81)
All Other	7,096	(12,673)	(69,583)

Total	13,087	(2,182)	(55,498)
Elimination	(2,530)	(5,683)	(8,696)

Consolidated total	10,557	(7,865)	(64,194)

Note:
Due to an increase in the materiality of Sony’s intersegment transactions, “Elimination” is presented separately beginning from the fiscal year ended March 31, 2026. As a result of this change, results for the fiscal years ended March 31, 2024 and 2025 in the table above have also been reclassified to conform to the current presentation.

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Depreciation and amortization:
Game & Network Services	123,065	141,470	147,476
Music	84,576	106,089	130,903
Pictures	541,106	491,713	517,823
Entertainment, Technology & Services	101,676	99,984	103,077
Imaging & Sensing Solutions	247,900	273,026	265,138
All Other	4,830	5,165	3,946

Total	1,103,153	1,117,447	1,168,363
Corporate and elimination	14,139	8,141	12,292

Consolidated total	1,117,292	1,125,588	1,180,655

Sales to customers by product category:
The following table is a breakdown of sales to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Sales:
Game & Network Services
Digital Software and Add-on Content	1,934,586	2,290,498	2,415,305
Network Services	545,537	669,873	763,126
Hardware and Others	1,692,871	1,583,200	1,391,622

Total	4,172,994	4,543,571	4,570,053
Music
Recorded Music – Streaming	709,453	788,772	852,672
Recorded Music – Others	356,646	407,260	492,656
Music Publishing	326,727	379,812	419,864
Visual Media and Platform	202,129	244,419	325,342

Total	1,594,955	1,820,263	2,090,534
Pictures
Motion Pictures	542,044	610,313	495,655
Television Productions	551,035	459,281	512,372
Media Networks	393,638	428,940	478,269

Total	1,486,717	1,498,534	1,486,296
Entertainment, Technology & Services
Imaging	714,492	737,639	722,465
Sound	295,592	290,538	278,846
Network Services	179,200	179,704	188,308
Displays	662,179	597,777	476,305
Other	563,483	557,180	518,891

Total	2,414,946	2,362,838	2,184,815
Imaging & Sensing Solutions	1,503,906	1,712,534	2,059,020
All Other	75,784	82,477	74,564
Corporate and elimination	10,735	14,700	14,338

Consolidated total	11,260,037	12,034,917	12,479,620

Note: Sony has realigned its product categories in the ET&S segment due to changes in business categories from the fiscal year ended March 31, 2026. In accordance with this realignment, results for the fiscal years ended March 31, 2024 and 2025 in the table above have been reclassified to conform to the current presentation.
In the G&NS segment, Digital Software and
Add-on
Content includes distribution of software titles and
add-on
content through the network; Network Services includes network services relating to game, video and music content; Hardware and Others includes home gaming consoles, packaged software, game software sold bundled with home gaming consoles, peripheral devices and first-party software for third-party platforms. In the Music segment, Recorded Music — Streaming includes the distribution of digital recorded music by streaming; Recorded Music — Others includes the distribution of recorded music by physical media and digital download as well as revenue derived from artists’ live performances and merchandising; Music Publishing includes the management and licensing of the words and music of songs; Visual Media and Platform includes the production and distribution of animation titles and game applications, and various service offerings for music and visual products. In the Pictures segment, Motion Pictures includes the worldwide production, acquisition and distribution of live-action and animated motion pictures; Television Productions includes the production, acquisition and distribution of television programming; Media Networks includes the operation of television networks and DTC streaming services worldwide. In the ET&S segment, Imaging includes image and video content creation products and solutions including interchangeable lens cameras and interchangeable lenses; Sound includes headphones and wireless speakers; Network Service includes internet-related services; Displays includes display products such as LCD and OLED televisions as well as projectors; Other includes smartphones, home audio products and medical equipment, as well as sports officiating support and content production support services.
Geographic Information:
Sales attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2024, 2025 and 2026 and non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Sales:
Japan	1,266,795	1,322,209	1,333,202
United States	3,751,239	4,127,795	4,064,440
Europe	2,632,963	2,630,934	2,826,805
China	1,000,907	1,244,115	1,428,677
Asia-Pacific	1,659,776	1,640,582	1,694,889
Other Areas	948,357	1,069,282	1,131,607

Total	11,260,037	12,034,917	12,479,620

		Yen in millions
		March 31
		2025	2026
Non-current assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets):
Japan		2,090,652	1,919,158
United States		2,915,183	3,328,940
Europe		989,679	1,119,027
China		27,372	29,899
Asia-Pacific		233,895	243,264
Other Areas		207,545	229,961

Total		6,464,326	6,870,249

Major countries and areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Spain and Italy
(2) Asia-Pacific:	India, South Korea, Oceania, Thailand and Malaysia
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada
There are no individually material countries with respect to sales or non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) included in Europe, Asia-Pacific and Other Areas.
Transfers between reportable business segments or geographic areas are made at individually negotiated prices that are intended to reflect a market-based transfer price.
There were no sales with any single major external customer for the fiscal years ended March 31, 2024, 2025 and 2026.